Contract liabilities and other advances (Tables)	9 Months Ended
Sep. 30, 2023
Contract liabilities [abstract]
Schedule of contract liabilities

	Within one year		More than one year
	September, 30	December 31,	September, 30	December 31,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	22,418	29,433	67,370	58,451
Total contract liabilities	22,418	29,433	67,370	58,451

Other advances
Grants	113	959	—	—
Joint Operations	—	8,420	—	719
Total other advances	113	9,379	—	719

Total contract liabilities and other advances	22,531	38,812	67,370	59,170

Schedule of movement in contract liabilities and other advances
A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2023	Recognised as income	Deductions	September 30, 2023
	£’000	£’000	£’000	£’000
Collaboration contract assets	—	—	—	—
Grants	176	117	(293)	—
Total contract assets and accrued grant income	176	117	(293)	—

	January 1, 2022	Recognised as income	Deductions	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaboration contract assets	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176
A reconciliation of the movement in contract liabilities and other advances for the nine months ended September 30, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Transferred to other payables	Foreign exchange	September 30, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	246	(1,089)	—	(3)	113
Revenue generating collaborations	87,884	19,512	(17,607)	—	(1)	89,788
Joint operations	9,139	—	(2,034)	(7,105)	—	—
Total contract liabilities and other advances	97,982	19,758	(20,730)	(7,105)	(4)	89,901
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982